Fair Value - Narrative (FY) (Details) $ in Thousands	Dec. 31, 2024	Oct. 22, 2024 USD ($)	Oct. 01, 2024
WTI warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash amount warrants may be exchanged for		$ 15,000
Warrant term		4 years
Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout shares, measurement input	0		0
Milestone Two | Probability of achievement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout shares, measurement input			0.98